Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Credit Exposure
Concentration Risk [Line Items]
Total gross exposure	$ 9,742,252	$ 10,613,677
Total Credit Exposure | Australia
Concentration Risk [Line Items]
Total gross exposure	0	220,871
Total Credit Exposure | Belgium
Concentration Risk [Line Items]
Total gross exposure	8,675	4,271
Total Credit Exposure | Bermuda
Concentration Risk [Line Items]
Total gross exposure	2,424,799	2,599,827
Total Credit Exposure | Canada
Concentration Risk [Line Items]
Total gross exposure	1,193,387	996,213
Total Credit Exposure | Cayman
Concentration Risk [Line Items]
Total gross exposure	1,478,864	1,374,424
Total Credit Exposure | Germany
Concentration Risk [Line Items]
Total gross exposure	85,886	107,412
Total Credit Exposure | Guernsey
Concentration Risk [Line Items]
Total gross exposure	905,691	993,377
Total Credit Exposure | Ireland
Concentration Risk [Line Items]
Total gross exposure	37,236	83,842
Total Credit Exposure | Japan
Concentration Risk [Line Items]
Total gross exposure	4,873	6,029
Total Credit Exposure | Jersey
Concentration Risk [Line Items]
Total gross exposure	112,346	61,997
Total Credit Exposure | New Zealand
Concentration Risk [Line Items]
Total gross exposure	0	23,463
Total Credit Exposure | Norway
Concentration Risk [Line Items]
Total gross exposure	57,132	57,900
Total Credit Exposure | Switzerland
Concentration Risk [Line Items]
Total gross exposure	2,441	4,510
Total Credit Exposure | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	10,872	13,540
Total Credit Exposure | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	2,412,659	2,634,823
Total Credit Exposure | United States
Concentration Risk [Line Items]
Total gross exposure	1,003,365	1,428,090
Total Credit Exposure | Other
Concentration Risk [Line Items]
Total gross exposure	4,026	3,088
Cash due from banks, resell agreements and short-term investments
Concentration Risk [Line Items]
Total gross exposure	3,474,858	4,309,670
Cash due from banks, resell agreements and short-term investments | Australia
Concentration Risk [Line Items]
Total gross exposure	0	220,871
Cash due from banks, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Total gross exposure	8,675	4,271
Cash due from banks, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Total gross exposure	46,683	51,329
Cash due from banks, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Total gross exposure	1,193,387	996,213
Cash due from banks, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Total gross exposure	39,018	29,480
Cash due from banks, resell agreements and short-term investments | Germany
Concentration Risk [Line Items]
Total gross exposure	85,886	107,412
Cash due from banks, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Total gross exposure	1	1
Cash due from banks, resell agreements and short-term investments | Ireland
Concentration Risk [Line Items]
Total gross exposure	37,236	83,842
Cash due from banks, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Total gross exposure	4,873	6,029
Cash due from banks, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash due from banks, resell agreements and short-term investments | New Zealand
Concentration Risk [Line Items]
Total gross exposure	0	23,463
Cash due from banks, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Total gross exposure	57,132	57,900
Cash due from banks, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Total gross exposure	2,441	4,510
Cash due from banks, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	1,511	1,516
Cash due from banks, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	990,624	1,291,655
Cash due from banks, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Total gross exposure	1,003,365	1,428,090
Cash due from banks, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Total gross exposure	4,026	3,088
Loans
Concentration Risk [Line Items]
Total gross exposure	5,268,743	5,194,908
Loans | Australia
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Total gross exposure	2,080,385	2,225,401
Loans | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Cayman
Concentration Risk [Line Items]
Total gross exposure	1,060,328	948,290
Loans | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Guernsey
Concentration Risk [Line Items]
Total gross exposure	735,786	779,915
Loans | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Jersey
Concentration Risk [Line Items]
Total gross exposure	78,048	26,773
Loans | New Zealand
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Total gross exposure		0
Loans | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	9,361	12,024
Loans | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,304,835	1,202,505
Loans | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Other
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet
Concentration Risk [Line Items]
Total gross exposure	998,651	1,109,099
Off-balance sheet | Australia
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Total gross exposure	297,731	323,097
Off-balance sheet | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Total gross exposure	379,518	396,654
Off-balance sheet | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Total gross exposure	169,904	213,461
Off-balance sheet | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Total gross exposure	34,298	35,224
Off-balance sheet | New Zealand
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Total gross exposure		0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Total gross exposure		0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	117,200	140,663
Off-balance sheet | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Total gross exposure	$ 0	$ 0